Related Party Disclosures - Summary Of Remuneration Expenses Recorded For The Members Of Board (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Detailed Information About Remuneration Expenses Of Board Of Directors [Line Items]
Short-term benefits	€ 341	€ 267
Non-executive directors remuneration	52	0
Share-based payment plan	0	0
Total	€ 393	€ 267